Nature of Business and Organization and Basis of Presentation (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Jul. 21, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Gross proceeds		$ 229,583
Number of shares purchased (in Shares) | shares		76,140,000					76,140,000
Purchase price per share (in Dollars per share) | $ / shares		$ 10					$ 10
Aggregate purchase price		$ 761,400					$ 761,400
Interest expense related party			$ 0	$ 0	$ 9	$ 3
Effective tax rate					21.00%		21.00%	21.00%
Income tax returns					3 years
Right of use assets			$ 20,202		$ 20,202
Accrued expenses and other current liabilities reclassified	$ 12,635
RetainedEarningAccumulatedDeficit1	20,265
Insurance limits							250		¥ 500
Notes receivable							0	$ 40
Deposits							63,370	6,412
Asset impairment charges
Number of operating segments							1
Number of reportable segments							1
Accounting Standards Update 2016-02 [Member]
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Right of use assets	11,191
Operating lease liabilities	11,191
Recognition of gain from sales leaseback transaction	$ 3,393